UBS U.S. Equity Alpha Relationship Fund

Industry diversification — September 30, 2019 (unaudited)1

Common stocks	Percentage of net assets
Aerospace & defense	1.9%
Airlines	2.3
Auto components	1.2
Banks	5.2
Beverages	1.8
Biotechnology	5.6
Building products	3.6
Capital markets	2.5
Chemicals	0.8
Commercial services & supplies	2.0
Communications equipment	1.1
Consumer finance	3.1
Distributors	1.4
Electronic equipment, instruments & components	0.9
Entertainment	8.7
Equity real estate investment trusts	4.5
Food products	3.0
Health care equipment & supplies	2.1
Health care providers & services	4.5
Hotels, restaurants & leisure	1.8
Household durables	1.3
Insurance	9.1
Interactive media & services	3.6
Internet & direct marketing retail	5.0
IT services	4.1
Life sciences tools & services	2.1
Machinery	3.6
Metals & mining	1.5
Oil, gas & consumable fuels	2.1
Pharmaceuticals	5.6
Semiconductors & semiconductor equipment	11.8
Software	4.5
Specialty retail	4.6
Technology hardware, storage & peripherals	3.2
Wireless telecommunication services	1.7

Total common stocks	121.8%
Short-term investment	0.00 †
Investment of cash collateral from securities loaned	1.4

Total investments before investments sold short	123.2%

Investments sold short Common stocks	Percentage of net assets
Banks	(0.4)%
Beverages	(0.4)
Biotechnology	(1.5)
Commercial services & supplies	(0.6)
Communications equipment	(0.4)
Diversified consumer services	(0.4)
Electrical equipment	(0.4)
Equity real estate investment trusts	(0.7)
Food products	(1.1)
Health care equipment & supplies	(0.5)
Health care providers & services	(0.8)
Health care technology	(0.5)
Hotels, restaurants & leisure	(1.0)
Household durables	(0.8)
Household products	(1.2)
Insurance	(0.4)
Interactive media & services	(1.1)
Internet & direct marketing retail	(0.4)
IT services	(2.4)
Life sciences tools & services	(0.7)
Media	(0.5)
Multiline retail	(0.5)
Pharmaceuticals	(0.4)
Semiconductors & semiconductor equipment	(0.5)
Software	(3.1)
Technology hardware, storage & peripherals	(1.1)
Textiles, apparel & luxury goods	(0.5)

Total investments sold short	(22.3)%
Liabilities in excess of other assets	(0.9)

Net assets	100.0%

†	Amount represents less than 0.05%
1	The Fund’s portfolio is actively managed and its composition will vary over time.

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks — 121.8%
Aerospace & defense — 1.9%
Spirit AeroSystems Holdings, Inc., Class A1	64,591	5,311,964

Airlines — 2.3%
Delta Air Lines, Inc.[1]	112,513	6,480,749

Auto components — 1.2%
Aptiv PLC	40,407	3,532,380

Banks — 5.2%
JPMorgan Chase & Co.[1]	71,063	8,363,404
Wells Fargo & Co.[1]	128,836	6,498,488

		14,861,892

Beverages — 1.8%
PepsiCo, Inc.[1]	37,557	5,149,065

Biotechnology — 5.6%
Alnylam Pharmaceuticals, Inc.*,1	33,352	2,682,168
Coherus Biosciences, Inc.*,2	98,000	1,985,480
Cyclerion Therapeutics, Inc.*	23,269	282,020
Incyte Corp.*	53,618	3,980,064
Ironwood Pharmaceuticals, Inc.*,2	460,050	3,949,529
Medicines Co./The*,1	44,209	2,210,450
Mirati Therapeutics, Inc.*,2	11,885	925,961

		16,015,672

Building products — 3.6%
Allegion PLC[1]	56,500	5,856,225
Masco Corp.	109,258	4,553,873

		10,410,098

Capital markets — 2.5%
Ameriprise Financial, Inc.[1]	49,476	7,277,920

Chemicals — 0.8%
Westlake Chemical Corp.	37,051	2,427,581

Commercial services & supplies — 2.0%
MSA Safety, Inc.	33,305	3,633,909

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks — (continued)
Commercial services & supplies — (concluded)
Stericycle, Inc.*,2	43,000	2,189,990

		5,823,899

Communications equipment — 1.1%
Arista Networks, Inc.*,1	13,660	3,263,647

Consumer finance — 3.1%
Synchrony Financial[1]	255,711	8,717,188

Distributors — 1.4%
LKQ Corp.*	131,001	4,119,981

Electronic equipment, instruments & components — 0.9%
Trimble, Inc.*	67,834	2,632,638

Entertainment — 8.7%
Activision Blizzard, Inc.[1]	160,776	8,508,266
Electronic Arts, Inc.*	47,375	4,634,223
Take-Two Interactive Software, Inc.*	47,225	5,919,181
Walt Disney Co./The	43,923	5,724,045

		24,785,715

Equity real estate investment trusts — 4.5%
Digital Realty Trust, Inc.	46,825	6,078,353
Simon Property Group, Inc.[1]	43,869	6,828,210

		12,906,563

Food products — 3.0%
Mondelez International, Inc., Class A1	154,054	8,522,267

Health care equipment & supplies — 2.1%
Align Technology, Inc.*	19,500	3,527,940
LivaNova PLC*	31,800	2,346,522

		5,874,462

Health care providers & services — 4.5%
Laboratory Corp. of America Holdings*	22,057	3,705,576

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks — (continued)
Health care providers & services — (concluded)
UnitedHealth Group, Inc.[1]	41,557	9,031,167

		12,736,743

Hotels, restaurants & leisure — 1.8%
Carnival Corp.	117,147	5,120,495

Household durables — 1.3%
Mohawk Industries, Inc.*	28,828	3,576,690

Insurance — 9.1%
Aon PLC[1]	30,300	5,865,171
Marsh & McLennan Cos., Inc.	98,677	9,872,634
MetLife, Inc.[1]	95,891	4,522,220
Progressive Corp./The	72,361	5,589,887

		25,849,912

Interactive media & services — 3.6%
Facebook, Inc., Class A*,1	58,309	10,383,667

Internet & direct marketing retail — 5.0%
Amazon.com, Inc.*,1	8,293	14,395,902

IT services — 4.1%
GoDaddy, Inc., Class A*	74,411	4,909,638
Visa, Inc., Class A1	39,013	6,710,626

		11,620,264

Life sciences tools & services — 2.1%
Bio-Rad Laboratories, Inc., Class A*,1	18,317	6,094,799

Machinery — 3.6%
AGCO Corp.[1]	84,924	6,428,747
Gardner Denver Holdings, Inc.*	131,459	3,718,975

		10,147,722

Metals & mining — 1.5%
Steel Dynamics, Inc.	144,044	4,292,511

Oil, gas & consumable fuels — 2.1%
Apache Corp.	87,654	2,243,942

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks — (continued)
Oil, gas & consumable fuels — (concluded)
Hess Corp.	61,708	3,732,100

		5,976,042

Pharmaceuticals — 5.6%
Elanco Animal Health, Inc.*	90,959	2,418,600
Eli Lilly & Co.[1]	40,528	4,532,246
Johnson & Johnson[1]	69,211	8,954,519

		15,905,365

Semiconductors & semiconductor equipment — 11.8%
Cree, Inc.*	39,354	1,928,346
KLA Corp.	26,575	4,237,384
Micron Technology, Inc.*,1	145,854	6,249,844
Monolithic Power Systems, Inc.	20,768	3,232,124
NXP Semiconductors N.V.	41,030	4,477,193
ON Semiconductor Corp.*	149,946	2,880,463
Qorvo, Inc.*	40,083	2,971,753
Skyworks Solutions, Inc.[1]	37,492	2,971,241
Teradyne, Inc.	79,945	4,629,615

		33,577,963

Software — 4.5%
LogMeIn, Inc.	49,853	3,537,569
Palo Alto Networks, Inc.*	18,289	3,727,847
salesforce.com, Inc.*	36,767	5,457,693

		12,723,109

Specialty retail — 4.6%
Burlington Stores, Inc.*	21,000	4,196,220
TJX Cos., Inc./The[1]	161,324	8,992,200

		13,188,420

Technology hardware, storage & peripherals — 3.2%
NetApp, Inc.	64,231	3,372,770

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks — (concluded)
Technology hardware, storage & peripherals — (concluded)
Western Digital Corp.[1]	98,286	5,861,777

		9,234,547

Wireless telecommunication services — 1.7%
T-Mobile US, Inc.*,1	60,562	4,770,469

Total common stocks (cost — $277,732,468)		347,708,301

Short-term investment — 0.0%†
Investment company — 0.0%†
State Street Institutional U.S. Government Money Market Fund (cost — $50,571)	50,571	50,571

Investment of cash collateral from securities loaned — 1.4%
Money market fund — 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio (cost — $3,911,771)	3,911,771	3,911,771

Total investments before investments sold short (cost — $281,694,810)[3] — 123.2%		351,670,643

Investments sold short — (22.3)%
Banks — (0.4)%
BancorpSouth Bank	(40,301)	(1,193,313)

Beverages — (0.4)%
National Beverage Corp.	(23,357)	(1,036,116)

Biotechnology — (1.5)%
Amgen, Inc.	(5,248)	(1,015,541)
Ligand Pharmaceuticals, Inc.	(18,048)	(1,796,498)
OPKO Health, Inc.	(379,971)	(794,139)
United Therapeutics Corp.	(7,611)	(606,977)

		(4,213,155)

Commercial services & supplies — (0.6)%
Healthcare Services Group, Inc.	(65,183)	(1,583,295)

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short — (continued)
Communications equipment — (0.4)%
Motorola Solutions, Inc.	(6,888)	(1,173,784)

Diversified consumer services — (0.4)%
H&R Block, Inc.	(48,377)	(1,142,665)

Electrical equipment — (0.4)%
Emerson Electric Co.	(17,286)	(1,155,742)

Equity real estate investment trusts — (0.7)%
SBA Communications Corp.	(8,494)	(2,048,328)

Food products — (1.1)%
Kellogg Co.	(25,467)	(1,638,801)
McCormick & Co., Inc. (Non-Voting)	(10,410)	(1,627,083)

		(3,265,884)

Health care equipment & supplies — (0.5)%
IDEXX Laboratories, Inc.	(5,758)	(1,565,773)

Health care providers & services — (0.8)%
Cardinal Health, Inc.	(15,800)	(745,602)
Henry Schein, Inc.	(16,655)	(1,057,593)
Patterson Cos., Inc.	(34,087)	(607,430)

		(2,410,625)

Health care technology — (0.5)%
Veeva Systems, Inc., Class A	(8,624)	(1,316,799)

Hotels, restaurants & leisure — (1.0)%
Chipotle Mexican Grill, Inc.	(1,899)	(1,596,053)
Hyatt Hotels Corp., Class A	(18,223)	(1,342,488)

		(2,938,541)

Household durables — (0.8)%
Garmin Ltd.	(25,439)	(2,154,429)

Household products — (1.2)%
Church & Dwight Co., Inc.	(19,299)	(1,452,057)

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short — (continued)
Household products — (concluded)
Clorox Co./The	(12,507)	(1,899,438)

		(3,351,495)

Insurance — (0.4)%
CNO Financial Group, Inc.	(74,288)	(1,175,979)

Interactive media & services — (1.1)%
Pinterest, Inc., Class A	(42,637)	(1,127,749)
Snap, Inc., Class A	(122,008)	(1,927,726)

		(3,055,475)

Internet & direct marketing retail — (0.4)%
eBay, Inc.	(27,103)	(1,056,475)

IT services — (2.4)%
FleetCor Technologies, Inc.	(4,452)	(1,276,744)
International Business Machines Corp.	(14,444)	(2,100,446)
Shopify, Inc., Class A	(5,180)	(1,614,399)
VeriSign, Inc.	(10,117)	(1,908,370)

		(6,899,959)

Life sciences tools & services — (0.7)%
Mettler-Toledo International, Inc.	(2,850)	(2,007,540)

Media — (0.5)%
Liberty Global PLC, Class A	(53,300)	(1,319,175)

Multiline retail — (0.5)%
Kohl’s Corp.	(29,387)	(1,459,358)

Pharmaceuticals — (0.4)%
Teva Pharmaceutical Industries Ltd. ADR	(145,400)	(1,000,352)

Semiconductors & semiconductor equipment — (0.5)%
Texas Instruments, Inc.	(11,128)	(1,438,183)

Software — (3.1)%
Atlassian Corp. PLC, Class A	(9,700)	(1,216,768)

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short — (concluded)
Software — (concluded)
Cadence Design Systems, Inc.	(21,432)	(1,416,227)
Crowdstrike Holdings, Inc., Class A	(11,268)	(657,037)
Intuit, Inc.	(4,963)	(1,319,860)
Oracle Corp.	(31,155)	(1,714,460)
ServiceNow, Inc.	(4,964)	(1,260,111)
Workday, Inc., Class A	(7,929)	(1,347,613)

		(8,932,076)

Technology hardware, storage & peripherals — (1.1)%
Seagate Technology PLC	(37,360)	(2,009,594)
Xerox Holdings Corp.	(38,781)	(1,159,940)

		(3,169,534)

Textiles, apparel & luxury goods — (0.5)%
Under Armour, Inc., Class A	(75,313)	(1,501,741)

Total investments sold short (proceeds — $59,852,036)		(63,565,791)
Liabilities in excess of other assets — (0.9)%		(2,575,408)

Net assets — 100.0%		$285,529,444

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	347,708,301	—	—	347,708,301
Short-term investment	—	50,571	—	50,571
Investment of cash collateral from securities loaned	—	3,911,771	—	3,911,771
Total	347,708,301	3,962,342	—	351,670,643

Liabilities
Investments sold short	(63,565,791)	—	—	(63,565,791)

At September 30, 2019, there were no transfers between Level 1 and Level 2.

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2019 (unaudited)

Portfolio footnotes

†	Amount represents less than 0.05%
*	Non-income producing security.
1	Security, or portion thereof, pledged as collateral for investments sold short.
2	Security, or portion thereof, was on loan at the period end.
3	Includes $7,044,058 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $3,911,771 and non-cash collateral of $3,353,059.

Portfolio acronyms
ADR	American Depositary Receipt

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission (“SEC”).

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The Fund may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of the Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semi-annual report to shareholders dated June 30, 2019.